Other information - Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash (Detail) - Seaspan [Member] - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Information [Line Items]
Cash and cash equivalents	$ 195.0	$ 357.3	$ 253.2
Restricted cash	2.3	14.1	14.0
Total cash, cash equivalents and restricted cash	$ 197.3	$ 371.4	$ 267.2